SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Lease
2025	¥ 4,347
2026	4,248
2027	4,018
Total operating lease payments	12,613
Less: imputed interest	(960)
Total operating lease	¥ 11,653	¥ 14,498